Related Party Transactions (Detail) - Affiliated Companies - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Related Party Transaction [Line Items]
Operating revenues	¥ 32,392	¥ 31,372	¥ 26,001
Operating expenses	126,461	109,817	105,295
Receivables	27,773	24,254	17,257
Payables	¥ 98,055	¥ 105,341	¥ 89,623